Loans and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2024
Loans and Allowance for Credit Losses
Loans and Allowance for Credit Losses

Note 4:   Loans and Allowance for Credit Losses

Categories by purpose of loans at December 31, include:

	2024	2023

	(In thousands)
Commercial and industrial loans	$98,795	$91,294
Commercial real estate	291,673	291,859
Residential real estate	91,737	93,364
Consumer loans	8,766	6,719
Total gross loans	490,971	483,236
Less allowance for credit losses	(4,026)	(3,918)
Total loans	$486,945	$479,318

The risk characteristics of each loan portfolio segment are as follows:

Commercial and Industrial

Commercial and industrial loans are primarily based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. Most commercial and industrial loans are secured by the assets being financed or other business assets, such as accounts receivable or inventory, and may include a personal guarantee. Short-term loans may be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Commercial Real Estate

Commercial real estate loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The characteristics of properties securing the Company’s commercial real estate portfolio are diverse, but with geographic location almost entirely in the Company’s market area. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. In general, the Company avoids financing single purpose projects unless other underwriting factors are present to help mitigate risk. In addition, management tracks the level of owner-occupied commercial real estate versus nonowner-occupied loans.

Residential and Consumer

Residential and consumer loans consist of two segments - residential mortgage loans and personal loans. For residential mortgage loans that are secured by 1-4 family residences and are generally owner-occupied, the Company generally establishes a maximum loan-to-value ratio and requires private mortgage insurance if that ratio is exceeded. Home equity loans are typically secured by a subordinate interest in 1-4 family residences, and consumer personal loans are secured by consumer personal assets, such as automobiles or recreational vehicles. Some consumer personal loans are unsecured, such as small installment loans and certain lines of credit. Repayment of these loans is primarily dependent on the personal income of the borrowers, which can be impacted by economic conditions in their market areas, such as unemployment levels. Repayment can also be impacted by changes in property values on residential properties. Risk is mitigated by the fact that the loans are of smaller individual amounts and spread over a large number of borrowers.

The following tables present the balance in the allowance for credit losses by collateral type and the recorded investment in loans by purpose based on portfolio segment and impairment method as of December 31, 2024 and 2023:

	2024
	Commercial	Commercial	Residential
	and Industrial	Real Estate	Real Estate	Consumer	Total

	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$573	$1,408	$1,843	$94	$3,918
Provision for (reversal of) charged to expense	251	70	(118)	226	429
Losses charged off	(127)	—	(17)	(216)	(360)
Recoveries	2	10	—	27	39
Balance, end of year	$699	$1,488	$1,708	$131	$4,026
Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—
Ending balance: collectively evaluated for impairment	$699	$1,488	$1,708	$131	$4,026
Loans:
Ending balance: individually evaluated for impairment	$—	$—	$220	$—	$220
Ending balance: collectively evaluated for impairment	$98,795	$291,673	$91,517	$8,766	$490,751

	2023
	Commercial	Commercial	Residential
	and Industrial	Real Estate	Real Estate	Consumer	Total

	(In thousands)
Allowance for credit losses:
Balance, beginning of year	$215	$815	$816	$206	$2,052
Provision for (reversal of) credit losses	(421)	205	(352)	114	(454)
Impact of adopting ASC 326	755	388	1,379	(103)	2,419
Losses charged off	—	—	—	(138)	(138)
Recoveries	24	—	—	15	39
Balance, end of year	$573	$1,408	$1,843	$94	$3,918
Ending balance: individually evaluated for credit loss	$—	$—	$—	$—	$—
Ending balance: collectively evaluated for credit loss	$573	$1,408	$1,843	$94	$3,918
Loans:
Ending balance: individually evaluated for credit loss	$—	$8	$318	$—	$326
Ending balance: collectively evaluated for credit loss	$91,294	$291,851	$93,046	$6,719	$482,910

The following tables show the portfolio quality indicators.

Based on the most recent analysis performed, the following table presents the recorded investment in non-homogeneous loans by internal risk rating system as of December 31, 2024 (in thousands):

							Revolving	Revolving
							Loans	Loans
							Amortized	Converted
December 31, 2024	2024	2023	2022	2021	2020	Prior	Cost Basis	to Term	Total
Commercial and industrial
Risk Rating
Pass	$22,474	$17,993	$11,487	$8,082	$10,099	$8,295	$19,068	$—	$97,498
Special Mention	—	—	26	—	—	185	1,086	—	1,297
Substandard	—	—	—	—	—	—	—	—	—
Doubtful	—	—	—	—	—	—	—	—	—
Total	$22,474	$17,993	$11,513	$8,082	$10,099	$8,480	$20,154	$—	$98,795

Commercial and industrial
Current period gross charge-offs	$—	$127	$—	$—	$—	$—	$—	$—	$127

Commercial real estate
Risk Rating
Pass	$19,554	$30,858	$32,972	$36,870	$31,461	$68,279	$57,096	$—	$277,090
Special Mention	—	—	315	242	—	7,781	6,229	—	14,567
Substandard	—	—	—	—	—	16	—	—	16
Doubtful	—	—	—	—	—	—	—	—	—
Total	$19,554	$30,858	$33,287	$37,112	$31,461	$76,076	$63,325	$—	$291,673

Commercial real estate
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—	$—

Total
Pass	$42,028	$48,851	$44,459	$44,952	$41,560	$76,574	$76,164	$—	$374,588
Special Mention	—	—	341	242	—	7,966	7,315	—	15,864
Substandard	—	—	—	—	—	16	—	—	16
Doubtful	—	—	—	—	—	—	—	—	—
Total	$42,028	$48,851	$44,800	$45,194	$41,560	$85,556	$83,479	$—	$390,468
Current period gross charge-offs	$—	$127	$—	$—	$—	$—	$—	$—	$127

The Company monitors the credit risk profile by payment activity for residential and consumer loan classes. Loans past due 90 days or more and loans on nonaccrual status are considered nonperforming. Nonperforming loans are reviewed quarterly. The following table presents the amortized cost in residential and consumer loans based on payment activity (in thousands):

							Revolving	Revolving
							Loans	Loans
							Amortized	Converted
December 31, 2024	2024	2023	2022	2021	2020	Prior	Cost Basis	to Term	Total
Residential Real Estate
Payment Performance
Performing	$9,480	$10,469	$16,912	$15,174	$17,401	$21,993	$—	$—	$91,429
Nonperforming	—	22	—	17	—	269	—	—	308
Total	$9,480	$10,491	$16,912	$15,191	$17,401	$22,262	$—	$—	$91,737

Residential real estate
Current period gross charge-offs	$—	$—	$—	$—	$—	$17	$—	$—	$17

Consumer
Payment Performance
Performing	$4,619	$1,427	$798	$349	$275	$907	$376	$—	$8,751
Nonperforming	—	—	—	—	15	—	—	—	15
Total	$4,619	$1,427	$798	$349	$290	$907	$376	$—	$8,766

Consumer
Current period gross charge-offs	$144	$72	$—	$—	$—	$—	$—	$—	$216

Total
Payment Performance
Performing	$14,099	$11,896	$17,710	$15,523	$17,691	$22,900	$376	$—	$100,180
Nonperforming	—	22	—	17	15	269	—	—	323
Total	$14,099	$11,918	$17,710	$15,540	$17,691	$23,169	$376	$—	$100,503
Current period gross charge-offs	$144	$72	$—	$—	$—	$17	$—	$—	$233

Based on the most recent analysis performed, the following table presents the recorded investment in non - homogeneous loans by internal risk rating system as of December 31, 2023 (in thousands):

							Revolving	Revolving
							Loans	Loans
							Amortized	Converted
December 31, 2023	2023	2022	2021	2020	2019	Prior	Cost Basis	to Term	Total
Commercial and industrial
Risk Rating
Pass	$21,847	$14,723	$13,067	$14,042	$6,017	$5,292	$15,019	$—	$90,007
Special Mention	—	26	—	—	—	128	1,133	—	1,287
Substandard	—	—	—	—	—	—	—	—	—
Doubtful	—	—	—	—	—	—	—	—	—
Total	$21,847	$14,752	$13,067	$14,042	$6,017	$5,459	$16,152	$—	$91,294

Commercial and industrial
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—	$—

Commercial real estate
Risk Rating
Pass	$29,246	$35,721	$48,569	$34,671	$26,562	$57,441	$55,141	$—	$287,351
Special Mention	—	—	242	2,050	—	2,121	—	—	4,413
Substandard	—	—	—	—	—	95	—	—	95
Doubtful	—	—	—	—	—	—	—	—	—
Total	$29,246	$35,721	$48,811	$36,721	$26,562	$59,657	$55,141	$—	$291,859

Commercial real estate
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—	$—

Total
Pass	$51,093	$50,444	$61,636	$48,713	$32,579	$62,733	$70,160	$—	$377,358
Special Mention	—	26	242	2,050	—	2,249	1,133	—	5,700
Substandard	—	—	—	—	—	95	—	—	95
Doubtful	—	—	—	—	—	—	—	—	—
Total	$51,093	$50,473	$62,853	$50,763	$32,579	$65,047	$71,293	$—	$383,153
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—	$—

The Company monitors the credit risk profile by payment activity for residential and consumer loan classes. Loans past due 90 days or more and loans on nonaccrual status are considered nonperforming. Nonperforming loans are reviewed quarterly. The following table presents the amortized cost in residential and consumer loans based on payment activity (in thousands):

							Revolving	Revolving
							Loans	Loans
							Amortized	Converted
December 31, 2023	2023	2022	2021	2020	2019	Prior	Cost Basis	to Term	Total
Residential Real Estate
Payment Performance
Performing	$12,036	$18,297	$16,343	$19,476	$5,687	$21,046	$—	$—	$92,885
Nonperforming	—	—	—	38	—	441	—	—	479
Total	$12,036	$18,297	$16,343	$19,514	$5,687	$21,487	$—	$—	$93,364

Residential real estate
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—	$—

Consumer
Payment Performance
Performing	$2,484	$1,396	$674	$456	$385	$953	$371	$—	$6,719
Nonperforming	—	—	—	—	—	—	—	—	—
Total	$2,484	$1,396	$674	$456	$385	$953	$371	$—	$6,719

Consumer
Current period gross charge-offs	$138	$—	$—	$—	$—	$—	$—	$—	$138

Total
Payment Performance
Performing	$14,520	$19,693	$17,017	$19,932	$6,072	$21,999	$371	$—	$99,604
Nonperforming	—	—	—	38	—	441	—	—	479
Total	$14,520	$19,693	$17,017	$19,970	$6,072	$24,440	$371	$—	$100,083
Current period gross charge-offs	$138	$—	$—	$—	$—	$—	$—	$—	$138

To facilitate the monitoring of credit quality within the loan portfolio, and for purposes of analyzing historical loss rates used in the determination of the allowance for credit loss estimate, the Company utilizes the following categories of credit grades: pass, special mention, substandard, and doubtful. The four categories, which are derived from standard regulatory rating definitions, are assigned upon initial approval of credit to borrowers and updated periodically thereafter. Pass ratings, which are assigned to those borrowers that do not have identified potential or well defined weaknesses and for which there is a high likelihood of orderly repayment, are updated periodically based on the size and credit characteristics of the borrower. All other categories are updated on at least a quarterly basis.

For the year ended December 31, 2024 the Company recorded a provision for credit losees of $429,000. For the year ended December 31, 2023, the Company recorded a reversal of credit loss expense $454,000.

The Company assigns a special mention rating to loans that have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may, at some future date, result in the deterioration of the repayment prospects for the loan or the Company’s credit position.

The Company assigns a substandard rating to loans that are inadequately protected by the current sound worth and paying capacity of the borrower or of the collateral pledged. Substandard loans have well defined weaknesses or weaknesses that could jeopardize the orderly repayment of the debt. Loans and leases in this grade also are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies noted are not addressed and corrected.

The Company assigns a doubtful rating to loans that have all the attributes of a substandard rating with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to the advantage of and strengthen the credit quality of the loan or lease, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors may include a proposed merger or acquisition, liquidation proceeding, capital injection, perfecting liens on additional collateral or refinancing plans.

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2024:

	30‑59 Days	60‑89 Days	Greater
	Past	Past	Than 90		Total Past
	Due and	Due and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable

	(In thousands)
Commercial and industrial	$—	$43	$41	$170	$254	$98,541	$98,795
Commercial real estate	48	—	—	258	306	291,367	291,673
Residential	95	30	—	308	433	91,304	91,737
Consumer	15	2	15	—	32	8,734	8,766
Total	$158	$75	$56	$736	$1,025	$489,946	$490,971

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2023:

	30‑59 Days	60‑89 Days	Greater
	Past	Past	Than 90		Total Past
	Due and	Due and	Days and	Non	Due and		Total Loans
	Accruing	Accruing	Accruing	Accrual	Non Accrual	Current	Receivable

	(In thousands)
Commercial and industrial	$10	$48	$154	$—	$212	$91,082	$91,294
Commercial real estate	—	242	—	8	250	291,609	291,859
Residential	201	—	—	479	680	92,770	93,364
Installment	5	—	—	—	5	6,714	6,719
Total	$216	$290	$154	$487	$1,147	$482,175	$483,236

Nonperforming Loans

The following table present the amortized cost basis of loans on nonaccrual status and loans past due over 90 days still accruing interest as of December 31, 2024:

				Loans Past
				Due Over 90 Days	Total
	Nonaccrual with no ACL	Nonaccrual with ACL	Total Nonaccrual	Still Accruing	Nonperforming

	(In thousands)
Commercial and industrial	$170	$—	$170	$41	$211
Commercial real estate	258	—	258	---	258
Residential	308	—	308	—	308
Consumer	—	—	—	15	15
Total	$736	$—	$736	$56	$792

The Company did recognized approximately $4,000 interest income on nonaccrual loans during the the period ended December 31, 2024.

The following table present the amortized cost basis of loans on nonaccrual status and loans past due over 90 days still accruing interest as of December 31, 2023:

				Loans Past
				Due Over 90 Days	Total
	Nonaccrual with no ACL	Nonaccrual with ACL	Total Nonaccrual	Still Accruing	Nonperforming

	(In thousands)
Commercial and industrial	$—	$—	$—	$154	$154
Commercial real estate	8	—	8	—	8
Residential	479	—	479	—	479
Consumer	—	—	—	—	—
Total	$487	$—	$487	$154	$641

The Company recognized approximately $13,000 interest income on nonaccrual loans during the period ended December 31, 2023.